Concentrations (Details) - Schedule of Details of Suppliers Total Purchases - Purchase [Member] - Supplier Concentration Risk [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Supplier A [Member]
Concentrations (Details) - Schedule of Details of Suppliers Total Purchases [Line Items]
Total purchase, Amount	$ 318,777
Total purchase, Percentage	22.00%
Supplier B [Member]
Concentrations (Details) - Schedule of Details of Suppliers Total Purchases [Line Items]
Total purchase, Amount		$ 203,247
Total purchase, Percentage		20.00%
Supplier C [Member]
Concentrations (Details) - Schedule of Details of Suppliers Total Purchases [Line Items]
Total purchase, Amount	$ 167,867	$ 257,597
Total purchase, Percentage	12.00%	25.00%
Supplier D [Member]
Concentrations (Details) - Schedule of Details of Suppliers Total Purchases [Line Items]
Total purchase, Amount		$ 281,511
Total purchase, Percentage		28.00%
Supplier [Member]
Concentrations (Details) - Schedule of Details of Suppliers Total Purchases [Line Items]
Total purchase, Amount	$ 486,644	$ 742,355
Total purchase, Percentage	34.00%	73.00%